Cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[2]
Subclassifications of assets, liabilities and equities [abstract]
Cash	€ 1,358	€ 1,144		€ 701
Cash equivalents	8,740	12,771		8,726
Cash and cash equivalents	10,098	13,915	[1]	9,427	[1]	€ 6,925
Cash equivalents, money market mutual funds	5,057	8,703		5,304
Cash equivalents, term deposits	2,768	3,259		2,211
Cash equivalents, commercial paper	179	74		446
Cash equivalents, captive insurance and reinsurance companies	€ 427	€ 425		€ 456

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.